PRUCO LIFE INSURANCE COMPANY

STRATEGIC PARTNERSSM ANNUITY ONE 3

Supplement, Dated July 8, 2004

To

Prospectus, Dated May 1, 2004

Appendix B (hypothetical illustrations) is replaced in its entirety by the following. These revised illustrations reflect recent changes to the fees of the asset allocation portfolios of The Prudential Series Fund, Inc.

      APPENDIX B

Hypothetical Illustrations

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

        We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

        To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return (i.e., gross rates of return equal to 0%, 6% and 10% annually). The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options. If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract. Based on the fees of the underlying mutual funds as of December 31, 2003 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table, and for certain portfolios reflecting expense adjustments), the arithmetic average fund fees were equal to 1.11% annually. If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values. The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option. Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

        The hypothetical gross rates of return of 0%, 6% and 10% annually, when reduced by the arithmetic average mutual fund fees and the insurance and administrative charge, correspond to net annual rates of return of –2.80%, 3.03% and 6.92%, respectively. These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits. If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

        An ‘N/A’ in these columns indicates that the benefit cannot be exercised in that year.

        A ‘0’ in certain columns within these illustrations indicates that the benefit has no value. For example, with respect to the Income Appreciator Benefit, there are no earnings within the contract under a 0% assumed rate of return. Because IAB is a percentage of earnings, the IAB benefit value would be ‘0’ in that scenario.

        The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances. We will provide you with a personalized illustration upon request.

        Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS ANNUITY ONE 3
$100,000 Single contribution and no withdrawals

Male, issue age 60
Benefits:
         Contract Without Credit
         Greater of Roll-Up and Step-Up Guaranteed Minimum Death Benefit
         Earnings Appreciator Benefit
         Guaranteed Minimum Income Benefit
         Income Appreciator Benefit

10% Assumed Rate Of Return
-----------------------------------------------------------------------------------------------------------------------
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         PROJECTED VALUE                  DEATH BENEFIT(S)                         LIVING BENEFIT(S)
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                                            ---------------------------------------------------------------------------
                                                     EAB                   IAB                      GMIB
                                            ---------------------------------------------------------------------------
                                            ---------------------------------------------------------------------------

                                                                                                   GMIB     Projected
                                                                                                   GuaranteeContract
                                                                                                   Annual   Annual
                                                                                                   Payout   Annuity
                                                                                                   for      Payout
                                                                                                   Single   for
                                    Death   Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit  Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value      Value     Value   Benefit   Value and  IAB Value     to        Value    with 10  Annuity
                                                          EAB                Annuitize             year     with 10
                                                                                                   Period   Year
                                                                                                    Certain Period
                                                                                                             Certain
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
   1   61      105,821   100,421   105,821    2,328     108,149      N/A        N/A      105,000      N/A      N/A
   2   62      111,984   107,484   111,984    4,794     116,778      N/A        N/A      110,250      N/A      N/A
   3   63      118,511   114,911   118,511    7,404     125,916      N/A        N/A      115,763      N/A      N/A
   4   64      125,423   122,723   125,423    10,169    135,593      N/A        N/A      121,551      N/A      N/A
   5   65      132,744   130,944   132,744    13,097    145,841      N/A        N/A      127,628      N/A      N/A
   6   66      140,496   139,596   140,496    16,199    156,695      N/A        N/A      134,010      N/A      N/A
   7   67      148,707   148,707   148,707    19,483    168,190     7,306     156,013    140,710     7,703    9,532
   8   68      157,404   157,404   157,404    22,962    180,365     8,611     166,014    147,746     8,356    10,394
   9   69      166,615   166,615   166,615    26,646    193,261     9,992     176,607    155,133     9,067    11,337
  10   70      176,372   176,372   176,372    30,549    206,921     15,274    191,646    162,889    10,603    12,618
  15   75      234,573   234,573   234,573    53,829    288,402     33,643    268,216    200,000    15,925    20,122
  20   80      313,200   313,200   313,200    85,280    398,480     53,300    366,500    200,000    19,289    30,511
  25   85      420,085   420,085   420,085   120,000    540,085     80,021    500,106    200,000    24,311    46,850
  30   90      565,382   565,382   565,382   120,000    685,382    116,345    681,727    200,000    30,021    68,860
  35   95      762,896   762,896   762,896   120,000    882,896    165,724    928,620    200,000    37,644   100,085
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6% Assumed Rate Of Return
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         PROJECTED VALUE                  DEATH BENEFIT(S)                         LIVING BENEFIT(S)
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                                            ---------------------------------------------------------------------------
                                                     EAB                   IAB                      GMIB
                                            ---------------------------------------------------------------------------

                                                                                                   GMIB     Projected
                                                                                                   GuaranteeContract
                                                                                                   Annual   Annual
                                                                                                   Payout   Annuity
                                                                                                   for      Payout
                                                                                                   Single   for
                                    Death   Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit  Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value     Value     Value    Benefit   Value and  IAB Value     to        Value    with 10  Annuity
                                                          EAB                Annuitize             year     with 10
                                                                                                   Period   Year
                                                                                                    Certain Period
                                                                                                             Certain
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
   1   61      101,954    96,554   105,000     782      105,782      N/A        N/A      105,000      N/A      N/A
   2   62      103,930    99,430   110,250    1,572     111,822      N/A        N/A      110,250      N/A      N/A
   3   63      105,929   102,329   115,763    2,372     118,134      N/A        N/A      115,763      N/A      N/A
   4   64      107,948   105,248   121,551    3,179     124,730      N/A        N/A      121,551      N/A      N/A
   5   65      109,988   108,188   127,628    3,995     131,623      N/A        N/A      127,628      N/A      N/A
   6   66      112,046   111,146   134,010    4,819     138,828      N/A        N/A      134,010      N/A      N/A
   7   67      114,123   114,123   140,710    5,649     146,359     2,118     116,242    140,710     7,433    7,102
   8   68      116,217   116,217   147,746    6,487     154,232     2,433     118,649    147,746     8,026    7,429
   9   69      118,326   118,326   155,133    7,330     162,463     2,749     121,075    155,133     8,669    7,772
  10   70      120,449   120,449   162,889    8,180     171,069     4,090     124,539    162,889     9,937    8,200
  15   75      131,240   131,240   207,893    12,496    220,389     7,810     139,049    200,000    14,164    10,432
  20   80      142,990   142,990   265,330    17,196    282,526     10,747    153,737    200,000    16,048    12,798
  25   85      156,262   156,262   265,330    22,505    287,835     14,066    170,328    200,000    18,585    15,956
  30   90      171,254   171,254   265,330    28,502    293,831     17,814    189,068    200,000    20,671    19,097
  35   95      188,189   188,189   265,330    35,275    300,605     22,047    210,236    200,000    22,855    22,659
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0% Assumed Rate Of Return
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         PROJECTED VALUE                  DEATH BENEFIT(S)                         LIVING BENEFIT(S)
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                                            ---------------------------------------------------------------------------
                                                     EAB                   IAB                      GMIB
                                            ---------------------------------------------------------------------------

                                                                                                   GMIB     Projected
                                                                                                   GuaranteeContract
                                                                                                   Annual   Annual
                                                                                                   Payout   Annuity
                                                                                                   for      Payout
                                                                                                   Single   for
                                    Death   Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit  Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value     Value     Value    Benefit     Value    IAB Value     to        Value    with 10  Annuity
                                                        and EAB              Annuitize             year     with 10
                                                                                                   Period   Year
                                                                                                    Certain Period
                                                                                                             Certain
-----------------------------------------------------------------------------------------------------------------------
   1   61      96,154     90,954   105,000      0       105,000      N/A        N/A      105,000      N/A      N/A
   2   62      92,410     88,263   110,250      0       110,250      N/A        N/A      110,250      N/A      N/A
   3   63      88,765     85,592   115,763      0       115,763      N/A        N/A      115,763      N/A      N/A
   4   64      85,213     82,938   121,551      0       121,551      N/A        N/A      121,551      N/A      N/A
   5   65      81,749     80,302   127,628      0       127,628      N/A        N/A      127,628      N/A      N/A
   6   66      78,370     77,680   134,010      0       134,010      N/A        N/A      134,010      N/A      N/A
   7   67      75,070     75,070   140,710      0       140,710       0       75,070     140,710     7,323    4,587
   8   68      71,812     71,812   147,746      0       147,746       0       71,812     147,746     7,896    4,496
   9   69      68,626     68,626   155,133      0       155,133       0       68,626     155,133     8,518    4,405
  10   70      65,508     65,508   162,889      0       162,889       0       65,508     162,889     9,694    4,313
  15   75      50,820     50,820   207,893      0       207,893       0       50,820     200,000    13,632    3,813
  20   80      38,054     38,054   265,330      0       265,330       0       38,054     200,000    15,230    3,168
  25   85      27,279     27,279   265,330      0       265,330       0       27,279     200,000    17,364    2,555
  30   90      18,184     18,184   265,330      0       265,330       0       18,184     200,000    18,980    1,837
  35   95      10,507     10,507   265,330      0       265,330       0       10,507     200,000    20,586    1,132
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The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0%, 6% or 10% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Explanation of Headings

Contract Value -The projected total value of the annuity at the end of the period indicated, after all fees other than withdrawal charges have been deducted.

Surrender Value — The projected cash value of the annuity at the end of the period indicated.

Death Benefit Value — Greater of the contract value or purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 5 years from issue (for age 80-85 at issue, 3% annual roll-up for 5 years) or the highest contract value (the “step-up”) on any contract anniversary up to the later of age 80 or the fifth contract anniversary adjusted for withdrawals (age 80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner joint owner. See the prospectus for more complete information.

Earnings Appreciator Benefit (EAB) — A supplemental death benefit based on 40% of earnings if issue age is 0-70, 25% for age 71-75; 15% for age 76-79, subject to a cap equal to 300% of purchase payments multiplied by the applicable benefit percentage. See prospectus for more complete information.

IAB Value — Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%. See prospectus for more complete information.

Amount Available to Annuitize — The contract value plus the IAB value. See prospectus for more complete information.

GMIB Protected Value — Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap. See prospectus for more complete information.

GMIB Guaranteed Annual Payout for Single Life Annuity with 10-year Period Certain — The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract. The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions. See prospectus for more complete information.

Projected Contract Annual Annuity Payout for Single Life Annuity with 10-year Period Certain — The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract (“Guaranteed Minimum Payout Rates”). See prospectus for more complete information.

If the GMIB benefit is elected, the greater of the following would be paid at annuitization —

      (1) The GMIB Guaranteed Payout, or

(2)

The annuity payout available under the contract that is calculated based on the adjusted contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in effect at the time of annuitization. To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates. We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.